Long-Term Investment and Fair Value Measurement (Tables)	9 Months Ended
Sep. 30, 2025
Long-Term Investment and Fair Value Measurement [Abstract]
Schedule of Carrying Value of the Non-Marketable Investments

The following table summarizes the total carrying value of the non-marketable investments held as of September 30, 2025 and December 31, 2024 including cumulative unrealized upward and downward adjustments and impairment made to the initial cost basis of the investments:

	September 30, 2025	December 31, 2024
	(Unaudited)
Initial cost basis	$4,079,707	$4,079,707
Upward adjustments	12,539,960	12,539,960
Downward adjustments and impairment	(1,520,821)	(1,520,821)
Total carrying value at the end of the period	$15,098,846	$15,098,846